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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004
                                               -----------------


Check here if Amendment [X]; Amendment Number:  1
                                               ---
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Artemis Advisors, LLC
Address: 450 Park Avenue
         New York, New York 10022


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        (917) 322-7006

Signature, Place, and Date of Signing:

 /s/ LLOYD APPEL             NEW YORK, NEW YORK          FEBRUARY 4, 2005
-------------------          ------------------          ----------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 ------------

Form 13F Information Table Entry Total:              49
                                                 ------------

Form 13F Information Table Value Total:          $212,605
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None






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
                 COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5   COLUMN 6   COLUMN 7        COLUMN 8
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                                                               (000)  SHRS OR  SH/ PUT/  INVESTMENT   OTHER    VOTING  AUTHORITY
              NAME OF ISSUER         TITLE OF CLASS    CUSIP   VALUE  PRN AMT  PRN CALL  DESCRETION  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                         COM            m0861t100  2,922  220,000  SH        SOLE                 220,000      0     0
AMERICA MOVIL S A DE C V SPONSORED
   ADR                               SPONSORED ADR  02364w105  1,047   20,000  SH        SOLE                  20,000      0     0
AMERICAN INTERNATIONAL GROUP INC     COM            026874107    603    9,187  SH        SOLE                   9,187      0     0
ANTEON INTL CORP                     COM            03674e108  7,313  174,700  SH        SOLE                 174,700      0     0
AVAYA INC                            COM            053499109  9,895  575,300  SH        SOLE                 575,300      0     0
BALL CORP                            COM            058498106  2,903   66,000  SH        SOLE                  66,000      0     0
BERKSHIRE HATHAWAY INC-DEL CL A      COM            084670108  5,274       60  SH        SOLE                      60      0     0
BURLINGTON NORTHERN SANTA FE CORP    COM            12189t104  3,127   66,100  SH        SOLE                  66,100      0     0
CINCINNATI BELL INC.                 COM            171871106     68   16,500  SH        SOLE                  16,500      0     0
CIT GROUP INC NEW                    COM            125581108  2,584   56,400  SH        SOLE                  56,400      0     0
CROWN HOLDINGS INC                   COM            228368106  8,618  627,200  SH        SOLE                 627,200      0     0
DIAGEO PLC-SPONSORED ADR             SPONSORED ADR  25243q205  4,063   70,200  SH        SOLE                  70,200      0     0
DST SYSTEMS INC-DEL                  COM            233326107 11,618  222,900  SH        SOLE                 222,900      0     0
EATON VANCE CORP-NON VTG             COM            278265103  7,989  153,200  SH        SOLE                 153,200      0     0
FIRST AMERICAN CORP                  COM            318522307  7,467  212,500  SH        SOLE                 212,500      0     0
GAYLORD ENTERTAINMENT CO NEW         COM            367905106  4,165  100,300  SH        SOLE                 100,300      0     0
GOODYEAR TIRE & RUBBER CO            COM            382550101  7,340  500,700  SH        SOLE                 500,700      0     0
HAIN CELESTIAL GROUP INC             COM            405217100  3,012  145,700  SH        SOLE                 145,700      0     0
HSBC HOLDINGS PLC SPONSORED ADR      SPONSORED ADR  404280406  4,109   48,266  SH        SOLE                  48,266      0     0
JETBLUE AIRWAYS CORP                 COM            477143101  2,772  119,400  SH        SOLE                 119,400      0     0
KNIGHT TRADING GROUP INC             COM            499063105  3,078  281,100  SH        SOLE                 281,100      0     0
LEVEL 3 COMMUNICATIONS INC           COM            52729n100    288   85,000  SH        SOLE                  85,000      0     0
LIBERTY MEDIA CORP SER A NEW         COM            530718105  6,290  572,900  SH        SOLE                 572,900      0     0
LIBERTY MEDIA INTL INC.              COM            530719103  4,165   90,096  SH        SOLE                  90,096      0     0
METRO ONE TELECOMMUNICATIONS INC     COM            59163f105    123   77,500  SH        SOLE                  77,500      0     0
MICROSOFT CORP                       COM            594918104  2,519   94,300  SH        SOLE                  94,300      0     0
MOTOROLA INC.                        COM            620076109    716   41,646  SH        SOLE                  41,646      0     0
NEWS CORPORATION CLASS B             COM            65248e203  2,713  141,300  SH        SOLE                 141,300      0     0
NII HOLDINGS INC CL B                COM            62913f201 13,305  280,400  SH        SOLE                 280,400      0     0
NORFOLK SOUTHERN CORP                COM            655844108  5,432  150,100  SH        SOLE                 150,100      0     0
NORTEL NETWORKS CORP.                COM            656568102    146   41,823  SH        SOLE                  41,823      0     0
PENTAIR INC                          COM            709631105  4,861  111,600  SH        SOLE                 111,600      0     0
PG&E CORP                            COM            69331c108  3,744  112,500  SH        SOLE                 112,500      0     0
PRAXAIR INC                          COM            74005p104  6,256  141,700  SH        SOLE                 141,700      0     0
R R DONNELLEY & SONS CO              COM            257867101  7,118  201,700  SH        SOLE                 201,700      0     0
REXAM PLC ORD                        COM            g1274k113  6,593  747,200  SH        SOLE                 747,200      0     0
SEARS ROEBUCK & CO                   COM            812387108  1,786   35,000  SH        SOLE                  35,000      0     0
SHOPKO STORES INC                    COM            824911101  1,238   66,300  SH        SOLE                  66,300      0     0
SOUTHWEST AIRLINES CO                COM            844741108  2,849  175,000  SH        SOLE                 175,000      0     0
SPECTRASITE INC                      COM            84761m104  1,760   30,400  SH        SOLE                  30,400      0     0
STANDARD & POORS DEPOSITARY RECEIPTS COM            78462f103 10,878   90,000  SH        SOLE                  90,000      0     0
TBC CORPORATION                      COM            872183108  3,447  124,000  SH        SOLE                 124,000      0     0
UNITEDGLOBALCOM CL A                 COM            913247508  8,138  842,400  SH        SOLE                 842,400      0     0
VALEANT PHARMACEUTICALS INTL         COM            91911x104  3,752  142,400  SH        SOLE                 142,400      0     0
VERISIGN INC                         COM            92343e102  6,737  200,500  SH        SOLE                 200,500      0     0
VIVENDI UNIVERSAL  ADR               SPONSORED ADR  92851s204  4,323  134,800  SH        SOLE                 134,800      0     0
VODAFONE GROUP PLC  ADR              SPONSORED ADR  92857w100    801   29,250  SH        SOLE                  29,250      0     0
YUM BRANDS INC                       COM            988498101  2,571   54,500  SH        SOLE                  54,500      0     0
FREESCALE SEMICONDUCTOR INC CL B     COM            35687m206     84    4,598  SH        SOLE                  84,000      0     0

                                                    Total     212,604.49
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